Deposits - Summary of Deposits and Components (Detail) - CAD ($) $ in Millions	Jul. 31, 2025	Oct. 31, 2024
Disclosure Of Deposits [Line items]
Deposits	$ 792,672	$ 764,857
Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	137,722
Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	261,493
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	393,457
Financial liabilities at carrying value [member]
Disclosure Of Deposits [Line items]
Held at amortized cost	750,675	725,849
Financial liabilities at fair value [member]
Disclosure Of Deposits [Line items]
Designated at fair value	41,997	39,008
Personal [member]
Disclosure Of Deposits [Line items]
Deposits	256,135	252,894
Personal [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	14,933
Personal [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	142,631
Personal [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	98,571
Business and government [member]
Disclosure Of Deposits [Line items]
Deposits	448,861	435,499
Business and government [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	105,432
Business and government [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	118,524
Business and government [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	224,905
Bank [member]
Disclosure Of Deposits [Line items]
Deposits	27,061	20,009
Bank [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	17,357
Bank [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	338
Bank [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	9,366
Secured borrowings [member]
Disclosure Of Deposits [Line items]
Deposits	60,615	56,455
Secured borrowings [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	60,615
Canada [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	88,037	84,460
Canada [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	536,382	526,186
USA [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	12,670	12,927
USA [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	109,383	101,141
Other International [Member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	5,954	5,691
Other International [Member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	$ 40,246	$ 34,452